Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Directors remuneration	$ 324,911	$ 364,542
Total key management personnel compensation	252,666	101,257
Salaries and bonuses [member]
IfrsStatementLineItems [Line Items]
Total Directors remuneration	255,471	195,654
Total key management personnel compensation	229,840	92,451
Director's fees [member]
IfrsStatementLineItems [Line Items]
Total Directors remuneration	52,252
Personal guarantee fee [member]
IfrsStatementLineItems [Line Items]
Total Directors remuneration		152,689
Employer’s contribution to the Central Provident Fund [member]
IfrsStatementLineItems [Line Items]
Total Directors remuneration	17,188	16,199
Total key management personnel compensation	$ 22,826	$ 8,806